Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of prepayments [Abstract]
Schedule of prepayments
	December 31, 2020	December 31, 2019
Advance payments to suppliers	5,020	40,461
Clinical projects and related activities	164,916	265,842
Insurance	104,590	114,016
Other	3,063	13,912
Total prepayments	277,589	434,231